Earnings Per Share (Tables)	12 Months Ended
Apr. 30, 2018
Earnings Per Share [Abstract]
Computations Of Basic And Diluted Earnings Per Share
The computations of basic and diluted earnings per share from continuing operations are as follows:

(in 000s, except per share amounts)
Year ended April 30,	2018	2017	2016
Net income from continuing operations attributable to shareholders	$626,909	$420,917	$383,553
Amounts allocated to participating securities	(1,492)	(1,005)	(718)
Net income from continuing operations attributable to common shareholders	$625,417	$419,912	$382,835

Basic weighted average common shares	208,824	212,809	249,009
Potential dilutive shares	1,389	1,286	1,809
Dilutive weighted average common shares	210,213	214,095	250,818
Earnings per share from continuing operations attributable to common shareholders:
Basic	$2.99	$1.97	$1.54
Diluted	2.98	1.96	1.53